Commitments, Guarantees and Pledged Assets - Summary of Contract Amounts of Credit-Related Arrangements (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	$ 440,411	$ 400,341
Unutilized credit commitments [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	383,882	358,916
Backstop liquidity facilities [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	23,734	19,314
Standby and performance letters of credit [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	22,181	20,204
Documentary and commercial letters of credit [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	183	203
Other commitments to extend credit [Member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	$ 10,431	$ 1,704